Segment information	12 Months Ended
Dec. 31, 2017
Segment information
Segment information

4.Segment information

The Group has two businesses: Nokia’s Networks business and Nokia Technologies, and four reportable segments for financial reporting purposes: (1) Ultra Broadband Networks, (2) Global Services and (3) IP Networks and Applications within Nokia’s Networks business; and (4) Nokia Technologies. Segment-level information for Group Common and Other is also presented.

The Group has aggregated Mobile Networks and Fixed Networks operating segments to one reportable segment, Ultra Broadband Networks; and IP/Optical Networks and Nokia Software(1) operating segments to one reportable segment, IP Networks and Applications. The aggregated operating segments have similar economic characteristics, such as long-term margins; have similar products, production processes, distribution methods and customers; and operate in a similar regulatory environment.

The Group adopted its current operational and reporting structure on April 1, 2017. Previously the Group had three reportable segments for financial reporting purposes: Ultra Broadband Networks and IP/Networks and Applications within Nokia's Networks business, and Nokia Technologies. Ultra Broadband Networks was comprised of two aggregated operating segments: Mobile Networks and Fixed Networks, and IP Networks and Applications was comprised of two aggregated operating segments: IP/Optical Networks and Nokia Software. On March 17, 2017, the Group announced changes in its organizational structure which included the separation of the Group’s former Mobile Networks operating segment into two distinct operating segments: one focused on products and solutions, called Mobile Networks, and the other on services, called Global Services. The Global Services operating segment is comprised of the services that resided within the previous Mobile Networks operating segment, including company-wide managed services. Global Services does not include the services of Fixed Networks, IP/Optical Networks and Nokia Software, which continue to reside within the respective operating segments.

The President and CEO is the chief operating decision maker and monitors the operating results of operating and reportable segments for the purpose of making decisions about resource allocation and performance assessment. Key financial performance measures of the segments include primarily net sales and operating profit. The evaluation of segment performance and allocation of resources is based on segment operating profit(2).

Accounting policies of the segments are the same as those described in Note 2, Significant accounting policies. Inter-segment revenues and transfers are accounted for as if the revenues were to third parties, that is, at current market prices. Certain costs and revenue adjustments are not allocated to the segments(2).

No single customer represents 10% or more of revenues.

Segment descriptions

Ultra Broadband Networks

Ultra Broadband Networks comprises Mobile Networks and Fixed Networks operating segments.

The Mobile Networks operating segment offers an industry-leading portfolio of end-to-end mobile networking solutions comprising hardware and software for communications service providers, enterprises and related markets/verticals, such as public safety and Internet of Things (“IoT”).

The Fixed Networks operating segment provides copper and fiber access products, solutions and services. The portfolio allows for a customized combination of technologies that brings fiber to the most economical point for the customer.

Global Services

Global Services operating segment provides a wide range of professional services with multi-vendor capabilities, covering network planning and optimization, systems integration as well as company-wide managed services. It also provides network implementation and care services for mobile networks, using the strength of its global service delivery for quality, speed and efficiency.

IP Networks and Applications

IP Networks and Applications comprises IP/Optical Networks and Nokia Software operating segments.

The IP/Optical Networks operating segment provides the key IP routing and optical transport systems, software and services to build high capacity network infrastructure for the internet and global connectivity.

The Nokia Software operating segment offers software solutions spanning customer experience management, network operations and management, communications and collaboration, policy and charging, as well as Cloud, IoT, security, and analytics platforms that enable digital services providers and enterprises to accelerate innovation, monetize services, and optimize their customer experience.

Nokia Technologies

The Nokia Technologies operating segment has two main objectives: to drive growth and renewal in its existing patent licensing business; and to build new businesses based on breakthrough innovation in key technologies and products, in the areas of Digital Media and Digital Health. The majority of net sales and related costs and expenses attributable to licensing and patenting the separate patent portfolios of Nokia Technologies, Nokia’s Networks business, and Nokia Bell Labs are recorded in Nokia Technologies. Each reportable segment continues to separately record its own research and development expenses.

Group Common and Other

Group Common and Other includes Alcatel-Lucent Submarine Networks and Radio Frequency Systems, both of which are being managed as separate entities. In addition, Group Common and Other includes Nokia Bell Labs’ operating expenses, as well as certain corporate-level and centrally managed operating expenses.

(1)	Applications & Analytics operating segment was renamed as Nokia Software on February 1, 2018.
(2)

Segment results exclude costs related to the acquisition of Alcatel Lucent and related integration, goodwill impairment charges, intangible asset amortization and other purchase price fair value adjustments, restructuring and associated charges and certain other items.

Segment information

				Nokia's
	Ultra		IP Networks	Networks		Group
	Broadband	Global	and	business	Nokia	Common		Segment	Unallocated
EURm	Networks(1)	Services	Applications(2)	Total (3)	Technologies	and Other	Eliminations	total	items(4)	Total
Continuing operations
2017
Net sales to external customers	8 970	5 810	5 743	20 523	1 639	1 060	–	23 222	(75)	23 147
Net sales to other segments	–	–	–	–	15	54	(69)	–	–	–
Depreciation and amortization	(258)	(80)	(160)	(498)	(12)	(48)	–	(558)	(1 033)	(1 591)
Impairment charges	–	–	–	–	–	(11)	–	(11)	(199)	(210)
Operating profit/(loss)	781	411	519	1 711	1 124	(248)	–	2 587	(2 571)	16
Share of results of associated companies and joint ventures	21	–	–	21	(10)	–	–	11	–	11
2016
Net sales to external customers	9 757	6 036	6 036	21 829	1 038	1 105	–	23 972	(331)	23 641
Net sales to other segments	1	–	–	1	15	37	(53)	–	–	–
Depreciation and amortization	(270)	(70)	(160)	(500)	(9)	(43)	–	(552)	(1 042)	(1 594)
Impairment charges	(9)	–	–	(9)	–	(8)	–	(17)	–	(17)
Operating profit/(loss)	922	406	615	1 943	579	(350)	–	2 172	(3 272)	(1 100)
Share of results of associated companies and joint ventures	18	–	–	18	–	–	–	18	–	18
2015
Net sales to external customers	5 333	4 887	1 328	11 548	1 012	–	–	12 560	–	12 560
Net sales to other segments	–	–	–	–	15	–	(15)	–	–	–
Depreciation and amortization	(112)	(46)	(35)	(193)	(6)	(8)	–	(207)	(79)	(286)
Impairment charges	–	–	–	–	–	(11)	–	(11)	–	(11)
Operating profit/(loss)	492	719	138	1 349	698	(89)	–	1 958	(261)	1 697
Share of results of associated companies and joint ventures	29	–	–	29	–	–	–	29	–	29

(1)

Includes Mobile Networks net sales of EUR 6 895 million (EUR 7 357 million in 2016 and EUR 5 197 million in 2015) and Fixed Networks net sales of EUR 2 075 million (EUR 2 401 million in 2016 and EUR 136 million in 2015).

(2)

Includes IP Routing net sales of EUR 2 694 million (EUR 2 941 million in 2016 and EUR 515 million in 2015), Optical Networks net sales of EUR 1 499 million (EUR 1 564 million in 2016) and Nokia Software net sales of EUR 1 550 million (EUR 1 531 million in 2016 and EUR 813 million in 2015).

(3)

Includes total services net sales of EUR 8 221 million (EUR 8 531 million in 2016 and EUR 5 424 million in 2015) which consists of all the services sales of Nokia’s Networks business, including Global Services of EUR 5 810 million (EUR 6 036 million in 2016 and EUR 4 887 million in 2015) and the services of Fixed Networks, IP/Optical Networks and Nokia Software.

(4)

Excludes costs related to the acquisition of Alcatel Lucent and related integration, goodwill impairment charges, intangible asset amortization and other purchase price fair value adjustments, restructuring and associated charges and certain other items.

Reconciliation of total segment operating profit to total operating profit/(loss)

EURm	2017	2016	2015
Total segment operating profit	2 587	2 172	1 958
Amortization and depreciation of acquired intangible assets and property, plant and equipment	(1 033)	(1 026)	(79)
Restructuring and associated charges	(579)	(774)	(123)
Product portfolio strategy costs	(536)	(348)	–
Transaction and related costs, including integration costs relating to the acquisition of Alcatel Lucent	(206)	(295)	(99)
Impairment of intangible assets	(173)	–	–
Release of acquisition-related fair value adjustments to deferred revenue and inventory	(55)	(840)	–
Other	11	11	40
Total operating profit/(loss)	16	(1 100)	1 697

Net sales to external customers by geographic location of customer

EURm	2017	2016	2015
Finland(1)	1 698	1 138	1 100
United States	5 991	6 639	1 498
China	2 082	2 248	1 329
India	1 455	1 288	1 098
France	1 295	1 055	207
Japan	759	631	892
Great Britain	637	718	394
Germany	523	568	312
Italy	514	519	355
Saudi Arabia	499	566	380
Other	7 694	8 271	4 995
Total	23 147	23 641	12 560

(1)	All Nokia Technologies IPR and licensing net sales are allocated to Finland.

Non-current assets by geographic location(1)

EURm	2017	2016
Finland	1 437	726
United States	6 132	7 946
France	1 949	2 369
China	377	458
India	125	130
Other	1 052	1 312
Total	11 072	12 941

(1)	Consists of goodwill and other intangible assets and property, plant and equipment.